Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of loss per share [Abstract]
Schedule of loss per share
	For the Years Ended December 31,
	2022	2021	2020
		(Restated)	(Restated)
Net loss	$(105,296,603)	$(1,009,952)	$(2,279,304)
Weighted average number of ordinary share outstanding
Basic	78,614,174	55,440,527	30,591,122
Diluted	78,614,174	55,440,527	30,591,122
Loss per share
Basic	$(1.34)	$(0.02)	$(0.07)
Diluted	$(1.34)	$(0.02)	$(0.07)